Schedule of Investments (unaudited) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.5%

Australia — 2.5%
AGL Energy Ltd.	12,269	$189,652
Altium Ltd.	1,220	28,112
Ansell Ltd.	7,872	142,224
Aristocrat Leisure Ltd.	44,310	772,797
Beach Energy Ltd.	13,028	19,011
BHP Group Ltd.	100,111	2,736,365
CIMIC Group Ltd.	12,683	435,652
Computershare Ltd.	41,035	498,831
Crown Resorts Ltd.	1,867	15,269
CSL Ltd.	4,497	623,969
CSR Ltd.	45,617	107,733
Downer EDI Ltd.	3,979	21,753
DuluxGroup Ltd.	32,888	173,006
Evolution Mining Ltd.	12,195	31,693
Flight Centre Travel Group Ltd.	2,828	84,482
Fortescue Metals Group Ltd.	8,324	42,129
Goodman Group	5,139	48,737
Harvey Norman Holdings Ltd.	75,336	215,119
Iluka Resources Ltd.	12,917	82,732
Macquarie Group Ltd.	6,689	616,030
Metcash Ltd.	19,990	37,664
National Australia Bank Ltd.	13,089	235,185
Oil Search Ltd.	4,132	22,989
Qantas Airways Ltd.	366,688	1,475,528
REA Group Ltd.	3,676	195,218
Santos Ltd.	136,120	659,061
Scentre Group	75,402	220,105
St Barbara Ltd.	11,475	27,458
Stockland	24,073	65,846
Sydney Airport	74,539	393,479
Telstra Corp. Ltd.	14,871	35,067
Vicinity Centres	10,543	19,466
Wesfarmers Ltd.	27,946	688,168
Woodside Petroleum Ltd.	23,051	565,902

		11,526,432

Austria — 0.1%
Verbund AG	815	39,142
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	30,004
Wienerberger AG	16,466	349,734

		418,880

Belgium — 0.7%
Solvay SA	7,528	815,024
UCB SA	28,994	2,490,652

		3,305,676

Brazil — 0.7%
Ambev SA	268,772	1,155,307
B3 SA — Brasil Bolsa Balcao	3,200	26,251
Banco do Brasil SA	3,500	43,552
Cia. Hering	23,952	182,851

Security	Shares	Value

Brazil (continued)
CPFL Energia SA	2,900	$22,576
EDP — Energias do Brasil SA	8,100	35,128
Energisa SA	2,300	23,820
Estacio Participacoes SA	2,100	14,267
Hypera SA	49,230	325,656
Iguatemi Empresa de Shopping Centers SA	1,800	17,893
Iochpe-Maxion SA	2,100	11,505
IRB Brasil Resseguros S/A	2,900	67,586
JBS SA	78,609	319,628
Lojas Renner SA	11,600	129,766
Oi SA(a)	44,900	17,431
Pagseguro Digital Ltd., Class A(a)(b)	953	28,447
Petroleo Brasileiro SA	30,100	239,472
Porto Seguro SA	16,422	225,777
TIM Participacoes SA	33,300	100,274

		2,987,187

Canada — 3.6%
Alimentation Couche-Tard, Inc., Class B	5,672	334,119
Bank of Nova Scotia	28,087	1,495,199
BCE, Inc.	83,472	3,706,535
BRP, Inc.	5,714	158,548
Canadian Apartment Properties REIT	927	35,634
Canadian Natural Resources Ltd.	2,850	78,248
Canadian Pacific Railway Ltd.	1,876	386,529
Canadian Utilities Ltd., Class A	672	18,344
CGI, Inc.(a)	4,604	316,511
Cineplex, Inc.	1,208	22,002
Constellation Software, Inc.	177	150,000
Emera, Inc.	14,821	554,200
Enbridge, Inc.	27,187	984,650
FirstService Corp.	219	19,510
Fortis, Inc.	16,769	619,763
Franco-Nevada Corp.	12,145	910,546
Gibson Energy, Inc.	1,183	20,334
Great-West Lifeco, Inc.	30,253	732,583
H&R Real Estate Investment Trust	3,605	63,152
Hydro One Ltd.(c)	11,923	185,222
Kirkland Lake Gold Ltd.	1,154	35,095
Manulife Financial Corp.	80,424	1,360,110
Northland Power, Inc.	7,229	127,664
Pan American Silver Corp.	1,152	15,224
Power Corp. of Canada	7,195	167,768
Power Financial Corp.	61,061	1,426,516
Quebecor, Inc., Class B	42,761	1,048,266
Restaurant Brands International, Inc.	3,336	217,033
Rogers Communications, Inc., Class B	4,296	231,042
Sun Life Financial, Inc.	3,790	145,604
TFI International, Inc.	10,775	318,247
Thomson Reuters Corp.	12,250	724,816
WSP Global, Inc.	1,387	75,798

		16,684,812

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China — 3.5%
360 Security Technology, Inc., Class A	14,600	$56,034
3SBio, Inc.(c)	16,000	31,469
58.com, Inc. — ADR(a)	1,428	93,791
Agricultural Bank of China Ltd., Class H	479,000	221,425
Alibaba Group Holding Ltd. — ADR(a)	11,539	2,105,291
Angang Steel Co. Ltd., Class H	30,000	21,980
Anhui Conch Cement Co. Ltd., Class A	4,900	27,827
Anhui Conch Cement Co. Ltd., Class H	11,000	67,308
BAIC Motor Corp. Ltd., Class H(c)	81,000	53,021
Baidu, Inc. — ADR(a)	2,475	408,004
Bank of China Ltd., Class A	46,400	26,019
Bank of China Ltd., Class H	2,013,000	914,848
Bank of Communications Co. Ltd., Class A	92,500	85,817
Bank of Communications Co. Ltd., Class H	164,000	134,547
Baoshan Iron & Steel Co. Ltd., Class A	43,260	46,477
BBMG Corp., Class H	100,000	36,768
BeiGene Ltd., ADR(a)	339	44,748
BYD Electronic International Co. Ltd.	10,000	12,932
China Coal Energy Co. Ltd., Class H	200,000	82,869
China Construction Bank Corp., Class H	448,000	384,549
China Everbright Bank Co. Ltd., Class A	167,400	101,995
China Hongqiao Group, Ltd.	65,500	49,368
China Life Insurance Co. Ltd., Class H	311,000	838,497
China Oriental Group Co., Ltd.	30,000	18,887
China Pacific Insurance Group Co. Ltd., Class H	23,200	91,158
China Petroleum & Chemical Corp., Class A	711,577	606,023
China Petroleum & Chemical Corp., Class H	1,208,000	958,748
China Railway Signal & Communication Corp. Ltd., Class H(c)	82,000	64,947
China Reinsurance Group Corp., Class H	397,000	84,026
China Resources Land Ltd.	6,000	26,964
China Shenhua Energy Co. Ltd., Class H	11,500	26,245
China Telecom Corp. Ltd., Class H	36,000	20,031
China Unicom Hong Kong Ltd.	42,000	53,476
CNOOC Ltd.	768,000	1,430,538
Dali Foods Group Co. Ltd.(c)	89,000	66,470
Datang International Power Generation Co. Ltd., Class H	242,000	64,833
Dongfang Electric Corp., Ltd., Class A(a)	21,000	33,122
Dongfeng Motor Group Co. Ltd., Class H	74,000	74,238
Geely Automobile Holdings Ltd.	28,000	53,732

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.	20,000	$20,016
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	97,161
Guotai Junan Securities Co. Ltd., Class H(c)	93,200	207,668
Huadian Power International Corp. Ltd., Class H	120,000	49,439
Industrial & Commercial Bank of China Ltd., Class A	34,300	28,409
Industrial & Commercial Bank of China Ltd., Class H	889,000	652,868
Industrial Bank Co. Ltd., Class A	11,200	30,252
Kaisa Group Holdings Ltd.	57,000	25,903
KWG Property Holding Ltd.	30,000	36,286
Legend Holdings Corp., Class H(c)	22,100	58,788
Lenovo Group Ltd.	90,000	81,202
Li Ning Co. Ltd.(a)	17,000	26,728
Logan Property Holdings Co. Ltd.	52,000	86,255
Maanshan Iron & Steel Co. Ltd., Class H	84,000	41,173
Metallurgical Corp. of China Ltd., Class H	343,000	101,545
NetEase, Inc. — ADR	358	86,439
New China Life Insurance Co. Ltd., Class H	4,700	24,004
New Oriental Education & Technology Group, Inc. — ADR(a)	712	64,144
Oppein Home Group, Inc., Class A	3,200	57,774
PetroChina Co. Ltd., Class H	1,468,000	960,972
Ping An Insurance Group Co. of China Ltd., Class H	9,000	101,324
Shui On Land Ltd.	75,000	18,570
SINA Corp.(a)	2,801	165,931
Sinopec Engineering Group Co. Ltd., Class H	41,500	40,584
Sinotrans Ltd., Class H	60,000	25,803
Tencent Holdings Ltd.	63,600	2,924,823
Towngas China Co. Ltd.(a)	27,000	21,231
Uni-President China Holdings Ltd.	42,000	41,217
Vipshop Holdings Ltd. — ADR(a)	4,931	39,596
Yihai International Holding, Ltd.	9,000	40,095
Yum China Holdings, Inc.	4,013	180,224
Yuzhou Properties Co. Ltd.	39,000	23,593
YY, Inc. — ADR(a)	217	18,230
Zhejiang Semir Garment Co. Ltd., Class A	19,600	34,886

		15,932,155

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic — 0.0%
CEZ AS	4,099	$96,326
Komercni Banka AS	398	16,268

		112,594

Denmark — 0.9%
Carlsberg A/S, Class B	26,021	3,253,879
Genmab A/S(a)	613	106,366
GN Store Nord A/S	698	32,417
H Lundbeck A/S	1,154	50,043
Novo Nordisk A/S, Class B	3,392	177,566
Royal Unibrew A/S	4,424	326,715
SimCorp A/S	251	24,251

		3,971,237

Finland — 0.4%
Kesko OYJ, Class B	8,828	537,446
Kone OYJ, Class B	10,153	512,809
Neste OYJ	311	33,153
Tieto OYJ	6	183
Valmet OYJ	21,192	536,925

		1,620,516

France — 2.5%
Air Liquide SA	1,168	148,641
Arkema SA	5,000	476,991
AXA SA	8,667	217,983
Capgemini SE	4,685	568,487
Christian Dior SE	2,602	1,240,221
Cie de Saint-Gobain	21,827	791,425
Cie Generale des Etablissements Michelin SCA	6,090	719,497
Edenred	4,716	214,769
Faurecia SA	6,990	294,246
Gaztransport Et Technigaz SA	189	17,204
Kering SA	2,207	1,265,940
Korian SA	383	15,510
L’Oreal SA	15,911	4,284,695
Lagardere SCA	1,939	49,893
LVMH Moet Hennessy Louis Vuitton SE	53	19,522
Pernod Ricard SA	3,809	683,946
Sanofi	630	55,707
Sartorius Stedim Biotech	711	90,090
Schneider Electric SE	5,626	441,577
Ubisoft Entertainment SA(a)	691	61,618

		11,657,962

Germany — 2.1%
adidas AG	6,184	1,504,081
Allianz SE, Registered Shares	3,531	786,874
alstria office REIT-AG	2,028	33,008
Deutsche Boerse AG	3,450	442,358
Deutsche Euroshop AG	514	15,595
Evonik Industries AG	15,762	430,132
Evotec AG(a)	1,706	45,453
HOCHTIEF AG	13,433	1,946,333
Jenoptik AG	416	15,532

Security	Shares	Value

Germany (continued)
Linde AG	922	$203,386
MTU Aero Engines AG	5,932	1,344,553
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	464	109,824
SAP SE	15,715	1,816,725
Siemens AG, Registered Shares	1,605	172,606
Software AG	13,765	465,927
Steinhoff International Holdings NV(a)(b)	162,033	21,112
Suedzucker AG	2,781	35,540
Telefonica Deutschland Holding AG	100,949	316,957
TUI AG	7	67
Uniper SE	1,975	59,574

		9,765,637

Hong Kong — 1.2%
Beijing Enterprises Holdings Ltd.	3,000	17,035
China Agri-Industries Holdings Ltd.	48,000	16,452
China Ding Yi Feng Holdings Ltd.(a)(d)	16,000	47,083
China Mobile Ltd.	309,000	3,153,137
CK Hutchison Holdings Ltd.	53,500	562,571
Hong Kong Exchanges & Clearing Ltd.	800	27,951
Jardine Matheson Holdings Ltd.	600	37,458
Kingboard Laminates Holdings Ltd.	29,500	31,098
Melco Resorts & Entertainment Ltd. — ADR	4,383	99,012
MMG Ltd.(a)	48,000	19,547
New World Development Co. Ltd.	30,000	49,791
Sands China Ltd.	9,600	48,316
Shenzhen Investment Ltd.	76,000	29,082
Sinotruk Hong Kong Ltd.	26,000	55,492
Sun Hung Kai Properties Ltd.	75,000	1,289,304
Yuexiu Property Co. Ltd.	118,000	28,447

		5,511,776

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	86,321	989,894
OTP Bank Nyrt	25,537	1,125,820
Richter Gedeon Nyrt	3,613	68,258

		2,183,972

India — 1.0%
Aurobindo Pharma Ltd.	22,418	253,743
Bharat Electronics Ltd.	15,988	21,515
Bharat Forge Ltd.	6,014	44,468
Century Textiles & Industries Ltd.	1,239	16,690
Divi’s Laboratories Ltd.	1,991	48,930
Escorts Ltd.	1,665	19,131
GAIL India Ltd.	8,792	44,152
HCL Technologies Ltd.	13,466	211,567
HDFC Standard Life Insurance Co. Ltd.	18,923	103,374
Hexaware Technologies Ltd.	3,256	16,229
Hindalco Industries Ltd.	15,879	47,102
Hindustan Petroleum Corp. Ltd.	7,395	30,414

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hindustan Unilever Ltd.	19,620	$483,248
Housing Development Finance Corp. Ltd.	13,562	385,200
Indraprastha Gas Ltd.	3,927	17,296
IndusInd Bank Ltd.	4,205	108,041
Infosys Ltd.	40,460	434,216
Jubilant Life Sciences Ltd.	1,486	14,259
KEC International Ltd.	2,445	10,582
Kotak Mahindra Bank Ltd.	9,069	174,738
KPIT Engineering Ltd.(a)	4,888	5,651
KPIT Technologies Ltd.	4,888	6,963
Larsen & Toubro Ltd.	3,220	64,413
Mahindra & Mahindra Ltd.	12,222	118,853
Mindtree Ltd.	4,386	59,799
Mphasis Ltd.	1,076	15,412
National Aluminium Co., Ltd.	18,292	14,638
Nestle India Ltd.	151	23,872
NIIT Technologies Ltd.	3,593	68,768
Petronet LNG Ltd.	9,296	33,743
Pidilite Industries Ltd.	4,792	86,162
Reliance Capital Ltd.	9,307	27,499
Sun Pharmaceutical Industries Ltd.	8,982	62,145
Tata Consultancy Services Ltd.	35,045	1,012,873
Tata Global Beverages Ltd.	16,645	48,980
Tech Mahindra Ltd.	23,607	264,640
United Breweries Ltd.	1,364	27,453
United Spirits Ltd.(a)	37,280	297,794

		4,724,553

Indonesia — 0.1%
Bank Central Asia Tbk PT	172,300	336,223
Bank Negara Indonesia Persero Tbk PT	52,100	34,482
Bank Rakyat Indonesia Persero Tbk PT	55,900	16,231
Bukit Asam Tbk PT	92,500	27,327
Pabrik Kertas Tjiwi Kimia Tbk PT	24,400	18,907
Telekomunikasi Indonesia Persero Tbk PT	142,700	39,444

		472,614

Ireland — 0.9%
AerCap Holdings NV(a)	349	16,242
Allegion PLC	10,823	981,754
Kingspan Group PLC	1,756	81,368
Medtronic PLC	30,849	2,809,727
Smurfit Kappa Group PLC	2,295	64,143

		3,953,234

Israel — 0.3%
Check Point Software Technologies Ltd.(a)	9,327	1,179,772

Italy — 1.3%
A2A SpA	45,830	83,736
Eni SpA	16,509	291,690

Security	Shares	Value

Italy (continued)
Ferrari NV	13,041	$1,752,035
Fincantieri SpA	13,508	16,627
Hera SpA	16,214	58,678
Interpump Group SpA	1,103	36,027
Mediobanca Banca di Credito Finanziario SpA	9,253	96,343
Moncler SpA	50,037	2,019,475
Saras SpA	6,637	12,300
Terna Rete Elettrica Nazionale SpA	227,290	1,442,568

		5,809,479

Japan — 6.3%
Advantest Corp.	44,800	1,046,418
AGC, Inc.	2,000	70,251
Aoyama Trading Co. Ltd.	700	15,924
Astellas Pharma, Inc.	176,800	2,656,557
Canon, Inc.	5,600	162,596
Chiyoda Corp.(a)	1,000	2,391
Chubu Electric Power Co., Inc.	1,900	29,703
Citizen Watch Co. Ltd.	4,900	27,381
Dai Nippon Printing Co. Ltd.	1,000	23,953
Dai-ichi Life Holdings, Inc.	29,300	407,895
Daito Trust Construction Co. Ltd.	1,700	237,180
DMG Mori Co. Ltd.	2,500	31,081
East Japan Railway Co.	19,500	1,883,036
FUJIFILM Holdings Corp.	5,400	245,959
Hitachi Construction Machinery Co. Ltd.	800	21,327
Hokuhoku Financial Group, Inc.	900	9,381
Horiba Ltd.	500	27,884
ITOCHU Corp.	36,000	652,456
Japan Tobacco, Inc.	102,400	2,536,224
JXTG Holdings, Inc.	439,500	2,006,291
Kikkoman Corp.	700	34,420
Kirin Holdings Co. Ltd.	62,900	1,504,798
Konami Holdings Corp.	2,100	91,370
Lintec Corp.	700	15,177
LIXIL Group Corp.	6,200	82,866
Marubeni Corp.	17,900	124,108
Mitsubishi Chemical Holdings Corp.	184,600	1,303,758
Mitsubishi Gas Chemical Co., Inc.	8,300	118,886
Mitsubishi Motors Corp.	24,700	131,606
Mitsubishi UFJ Financial Group, Inc.	273,000	1,350,201
Mitsui & Co. Ltd.	73,100	1,137,468
Mixi, Inc.	1,700	39,335
MS&AD Insurance Group Holdings, Inc.	8,600	262,030
Nikon Corp.	6,700	94,729
Nintendo Co. Ltd.	1,300	372,698
Nippon Telegraph & Telephone Corp.	56,000	2,387,341
Nisshinbo Holdings, Inc.	1,800	15,754
Nitto Denko Corp.	7,500	395,319
NTN Corp.	6,100	18,134
NTT DOCOMO, Inc.	86,500	1,917,154
Ono Pharmaceutical Co. Ltd.	1,200	23,580

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	1,700	$24,425
Otsuka Corp.	2,000	74,825
Pola Orbis Holdings, Inc.	11,300	361,445
Resona Holdings, Inc.	24,500	106,136
Rohm Co. Ltd.	3,100	194,230
SCSK Corp.	2,700	120,558
Shin-Etsu Chemical Co. Ltd.	22,100	1,859,689
Sompo Holdings, Inc.	2,900	107,396
Sumitomo Chemical Co. Ltd.	76,300	356,191
Sumitomo Corp.	13,400	185,781
Sumitomo Mitsui Financial Group, Inc.	6,600	231,123
Suruga Bank Ltd.(a)	54,400	252,365
TAG Immobilien AG	1,964	48,507
TIS, Inc.	700	33,215
Tokio Marine Holdings, Inc.	2,800	135,651
Tokyo Electron Ltd.	5,400	783,315
Tokyo Tatemono Co. Ltd.	2,100	25,797
Tokyu Fudosan Holdings Corp.	6,300	37,753
Trend Micro, Inc.	2,000	97,541
Ube Industries Ltd.	700	14,433
Ulvac, Inc.	6,300	183,106
Zeon Corp.	9,200	93,540

		28,841,642

Luxembourg — 0.0%
Grand City Properties SA	784	18,908
Reinet Investments SCA	1,326	22,680
RTL Group SA	1,674	91,504

		133,092

Malaysia — 0.1%
Genting Bhd	26,800	43,646
Public Bank Bhd	38,200	216,877
QL Resources Bhd	12,500	21,078
Tenaga Nasional Bhd	19,800	61,515

		343,116

Mexico — 0.8%
Alsea SAB de CV	7,900	16,553
America Movil SAB de CV, Series L	1,852,300	1,324,554
Banco del Bajio SA(c)	9,700	19,270
Cemex SAB de CV CPO(a)	366,910	171,449
Fomento Economico Mexicano SAB de CV	20,145	185,932
Grupo Aeroportuario del Centro Norte SAB de CV	4,800	27,123
Grupo Financiero Banorte SAB de CV, Series O	19,500	106,028
Grupo Televisa SAB CPO	9,890	21,905
Megacable Holdings SAB de CV CPO	6,900	32,018
Mexichem SAB de CV	12,300	29,409
Wal-Mart de Mexico SAB de CV	635,700	1,700,418

		3,634,659

Security	Shares	Value

Netherlands — 2.4%
Adyen NV(a)(c)	1,038	$814,157
ASML Holding NV	923	173,478
BE Semiconductor Industries NV	16,892	450,963
Heineken Holding NV	266	26,690
Koninklijke Ahold Delhaize NV	119,359	3,177,787
Koninklijke DSM NV	15,261	1,664,742
Koninklijke KPN NV	213,609	678,074
Royal Dutch Shell PLC, Class A	20,799	653,628
Royal Dutch Shell PLC, Class B	11,695	369,627
Unilever NV CVA	360	20,910
Wereldhave NV	1	27
Wolters Kluwer NV	46,642	3,177,682

		11,207,765

New Zealand — 0.0%
a2 Milk Co., Ltd.(a)	6,856	66,524

Norway — 1.0%
Aker Solutions ASA(a)	5,939	30,031
DNB ASA	34,631	637,896
Salmar ASA	7,897	379,310
Schibsted ASA, Class A	5,059	198,852
Storebrand ASA	15,881	123,721
Subsea 7 SA	17,553	217,420
Telenor ASA	117,454	2,351,892
TGS Nopec Geophysical Co. ASA	22,266	608,087

		4,547,209

Poland — 0.4%
Bank Polska Kasa Opieki SA	12,203	349,974
Grupa Lotos SA	4,354	94,591
PGE Polska Grupa Energetyczna SA(a)	17,114	44,338
Polski Koncern Naftowy ORLEN SA	37,111	944,635
Powszechna Kasa Oszczednosci Bank Polski SA	10,388	104,443
Powszechny Zaklad Ubezpieczen SA	49,472	522,217

		2,060,198

Portugal — 0.0%
Galp Energia SGPS SA	926	14,838

Russia — 0.3%
Alrosa PJSC	26,770	37,702
Gazprom PJSC	109,654	250,100
Inter RAO UES PJSC	386,000	21,990
LUKOIL PJSC	4,828	433,559
Magnit PJSC — GDR	3,609	50,993
Magnitogorsk Iron & Steel Works PJSC	28,400	19,869
MMC Norilsk Nickel PJSC	594	124,016
Mobile TeleSystems PJSC — ADR	5,512	41,671
Novatek PJSC — GDR	972	166,656

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
PhosAgro PJSC, — GDR	1,139	$14,297
Severstal PJSC	2,180	34,152
Surgutneftegas PJSC	96,675	36,643
Tatneft PJSC	15,160	174,532

		1,406,180

Singapore — 0.4%
Ascendas Real Estate Investment Trust	324,300	697,045
CapitaLand Ltd.	119,000	321,080
CapitaLand Mall Trust	231,700	407,151
Genting Singapore Ltd.	96,100	73,922
Mapletree Commercial Trust	11,400	15,905
Suntec Real Estate Investment Trust	131,700	189,764

		1,704,867

South Africa — 0.3%
Anglo American Platinum Ltd.	165	8,424
Barloworld Ltd.	2,010	17,805
Bidvest Group Ltd.	31,477	423,969
Clicks Group Ltd.	2,327	29,708
FirstRand Ltd.	23,954	104,887
Investec Ltd.	9,546	55,894
Kumba Iron Ore Ltd.	7,303	218,848
Mr Price Group Ltd.	1,667	21,896
MultiChoice Group Ltd.(a)	845	7,069
Naspers Ltd., Class N	858	199,950
Sanlam Ltd.	1,973	10,126
Standard Bank Group Ltd.	27,747	357,908
Tiger Brands Ltd.	1,230	22,637

		1,479,121

South Korea — 0.5%
Amorepacific Corp.	195	32,456
Celltrion, Inc.(a)	902	144,232
Fila Korea Ltd.	516	35,491
KB Financial Group, Inc.	591	21,868
Kia Motors Corp.	869	27,083
Korea Electric Power Corp.(a)	989	26,012
LG Electronics, Inc.	2,875	190,633
LG Household & Health Care Ltd.	46	57,483
Medy-Tox, Inc.	52	26,830
POSCO	1,017	227,096
Samsung Electro-Mechanics Co. Ltd.	206	19,054
Samsung Electronics Co. Ltd.	40,683	1,604,657
SillaJen, Inc.(a)	770	43,769
SK Innovation Co. Ltd.	131	20,723
ViroMed Co. Ltd.(a)	166	41,079

		2,518,466

Spain — 0.9%
Acciona SA	3,123	348,017
ACS Actividades de Construccion y Servicios SA	6,697	294,413

Security	Shares	Value

Spain (continued)
Aena SME SA(c)	647	$116,584
Cia de Distribucion Integral Logista Holdings SA	585	13,784
EDP Renovaveis SA	17	162
Endesa SA	47,474	1,211,556
Grifols SA	2,954	82,830
Mediaset Espana Comunicacion SA	217,875	1,628,111
Red Electrica Corp. SA	2,308	49,199
Telefonica SA	25,660	214,951

		3,959,607

Sweden — 0.4%
Fabege AB	4,595	66,781
Fastighets AB Balder, B Shares(a)	1,409	45,201
Lundin Petroleum AB	3,911	132,434
SSAB AB, A Shares	9,179	33,062
Svenska Cellulosa AB SCA, B Shares	10,312	89,537
Volvo AB, Class B	82,313	1,277,180

		1,644,195

Switzerland — 3.2%
Barry Callebaut AG, Registered Shares	40	72,301
Ferguson PLC	11,001	700,665
Flughafen Zuerich AG, Registered Shares	519	94,718
Galenica AG(c)	516	25,565
Logitech International SA, Registered Shares	44,257	1,738,075
Nestle SA, Registered Shares	27,546	2,626,522
Novartis AG, Registered Shares	30,582	2,939,525
OC Oerlikon Corp. AG, Registered Shares(a)	10,091	129,249
PSP Swiss Property AG, Registered Shares	1,067	115,963
Roche Holding AG	19,804	5,457,088
Sika AG, Registered Shares	1,453	203,205
STMicroelectronics NV	15,884	235,597
Sunrise Communications Group AG(c)	2,085	153,557
Swiss Re AG	156	15,241
Temenos AG, Registered Shares(a)	1,437	212,008

		14,719,279

Taiwan — 1.2%
Accton Technology Corp.	5,000	20,266
Cathay Financial Holding Co. Ltd.	279,000	407,544
Chailease Holding Co. Ltd.	4,000	16,391
China Life Insurance Co. Ltd.	21,000	17,839
China Steel Corp.	90,000	73,923
Chipbond Technology Corp.	10,000	23,136
CTBC Financial Holding Co. Ltd.	458,000	304,151
Delta Electronics, Inc.	24,000	124,004
Fubon Financial Holding Co. Ltd.	596,000	890,952
MediaTek, Inc.	40,000	367,773

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Novatek Microelectronics Corp.	16,000	$103,019
Quanta Computer, Inc.	37,000	69,496
Radiant Opto-Electronics Corp.	27,000	86,552
TaiMed Biologics, Inc.(a)	2,000	10,923
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	1,994,255
TPK Holding Co. Ltd.	11,000	20,824
Uni-President Enterprises Corp.	311,000	755,724

		5,286,772

Thailand — 0.2%
Berli Jucker PCL — NVDR	218,700	341,689
Gulf Energy Development PCL	4,700	14,144
Gulf Energy Development PCL — NVDR	8,300	25,014
Muangthai Leasing PCL — NVDR	16,600	23,086
Thanachart Capital PCL — NVDR	9,300	15,976
Total Access Communication PCL — NVDR	125,600	209,874
True Corp. PCL — NVDR	1,298,900	195,130

		824,913

Turkey — 0.3%
Akbank TAS(a)	106,412	121,164
BIM Birlesik Magazalar AS	2,865	39,156
Enerjisa Enerji(c)	14,984	13,904
Haci Omer Sabanci Holding AS	165,196	233,073
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	214,017	92,518
KOC Holding AS	57,770	167,294
Tupras Turkiye Petrol Rafinerileri AS	757	16,978
Turk Telekomunikasyon AS(a)	118,022	92,456
Turkiye Garanti Bankasi AS	104,498	157,203
Turkiye Is Bankasi AS, Class C	532,887	528,519
Turkiye Vakiflar Bankasi Tao, Class D	51,942	42,446
Ulker Biskuvi Sanayi	3,585	10,957
Yapi ve Kredi Bankasi AS(a)	68,856	26,427

		1,542,095

United Kingdom — 3.9%
Anglo American PLC	71,202	1,910,318
Ashmore Group PLC	3,136	17,458
Ashtead Group PLC	5,725	138,400
Atlassian Corp. PLC, Class A(a)	3,297	370,550
Auto Trader Group PLC(c)	27,751	188,745
Barratt Developments PLC	25,310	197,704
boohoo Group PLC(a)	13,486	33,220
Carnival PLC	29,863	1,476,060
Centrica PLC	62,166	92,602
Close Brothers Group PLC	1,573	29,825
Coca-Cola European Partners PLC(a)	1,987	102,807
Compass Group PLC	18,869	443,957
Diageo PLC	87,342	3,574,213
Dialog Semiconductor PLC(a)	19,779	603,208
Direct Line Insurance Group PLC	23,450	107,875

Security	Shares	Value

United Kingdom (continued)
Electrocomponents PLC	19,157	$140,297
Fevertree Drinks PLC	1,496	58,881
GlaxoSmithKline PLC	9,765	202,875
Halma PLC	1,511	32,943
Hays PLC	12,127	23,728
IG Group Holdings PLC	16,047	108,743
Imperial Brands PLC	24,392	834,381
Intertek Group PLC	34,624	2,193,404
Land Securities Group PLC	3,167	37,706
Legal & General Group PLC	209,533	751,935
Moneysupermarket.com Group PLC	4,092	19,839
National Grid PLC	73,612	817,117
Pagegroup PLC	6,085	37,278
Pearson PLC	3,017	32,915
Persimmon PLC	6,634	187,647
Petrofac Ltd.	31,063	198,016
Rentokil Initial PLC	192,921	888,649
Rightmove PLC	17,246	114,674
Rio Tinto Ltd.	13,317	927,418
Royal Mail PLC	31,049	96,478
SSP Group PLC	4,584	41,365
Tate & Lyle PLC	3,889	36,783
Taylor Wimpey PLC	14,337	32,792
TechnipFMC PLC	7,411	174,307
Unilever PLC	5,029	289,482
Victrex PLC	1,204	33,915
Vodafone Group PLC	61,633	112,311
William Hill PLC	9,343	19,550
WM Morrison Supermarkets PLC	41,578	123,344

		17,855,715

United States — 51.6%
AbbVie, Inc.	14,763	1,189,750
ACI Worldwide, Inc.(a)	3	99
Adobe, Inc.(a)	162	43,171
ADT, Inc.	3,069	19,611
Agilent Technologies, Inc.	14,936	1,200,556
Akamai Technologies, Inc.(a)	858	61,527
Alexion Pharmaceuticals, Inc.(a)	2,208	298,477
Alkermes PLC(a)	1,820	66,412
ALLETE, Inc.	203	16,693
Allstate Corp.	35,908	3,381,815
Ally Financial, Inc.	6,835	187,894
Alnylam Pharmaceuticals, Inc.(a)(b)	897	83,825
Alphabet, Inc., Class A(a)	1,714	2,017,189
Alphabet, Inc., Class C(a)	1,863	2,185,877
Altria Group, Inc.	7,338	421,421
Amazon.com, Inc.(a)	4,225	7,523,669
AMC Networks, Inc., Class A(a)	6,592	374,162
Amdocs Ltd.	1,628	88,091
American Express Co.	19,245	2,103,478
American Financial Group, Inc.	5,413	520,785
AmerisourceBergen Corp.	16,351	1,300,232
Amgen, Inc.	6,254	1,188,135

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Anadarko Petroleum Corp.	19,725	$897,093
Anthem, Inc.	317	90,973
Apartment Investment & Management Co., Class A	7,128	358,495
Apple Hospitality REIT, Inc.	29,101	474,346
Apple, Inc.	37,947	7,208,033
Applied Materials, Inc.	1,555	61,671
Aramark	11,711	346,060
Archer-Daniels-Midland Co.	6,510	280,776
Atmos Energy Corp.	7,617	784,018
Automatic Data Processing, Inc.	11,959	1,910,331
Avista Corp.	13,098	532,041
Bank of America Corp.	65,534	1,808,083
Bank of Hawaii Corp.	656	51,739
Bausch Health Cos., Inc.(a)	2,129	52,526
BB&T Corp.	80,888	3,763,719
Best Buy Co., Inc.	2,457	174,594
Bio-Rad Laboratories, Inc., Class A(a)	62	18,952
Biogen, Inc.(a)	2,002	473,233
BioMarin Pharmaceutical, Inc.(a)	1,843	163,714
Black Knight, Inc.(a)	622	33,899
Boeing Co.	3,762	1,434,902
Booz Allen Hamilton Holding Corp.	2,423	140,873
Boston Properties, Inc.	1,835	245,670
Bristol-Myers Squibb Co.	11,836	564,696
Brixmor Property Group, Inc.	5,508	101,182
Broadcom, Inc.	7,138	2,146,468
Broadridge Financial Solutions, Inc.	1,419	147,136
Brown-Forman Corp., Class B	2,592	136,806
Capital One Financial Corp.	10,182	831,768
Cardinal Health, Inc.	16,980	817,587
Carnival Corp.	37,617	1,907,934
CBS Corp., Class B	1,070	50,857
CDW Corp.	12,877	1,240,956
Celgene Corp.(a)	6,992	659,625
CenterPoint Energy, Inc.	80,363	2,467,144
Cerner Corp.(a)	16,704	955,636
Charles Schwab Corp.	42,393	1,812,725
Chevron Corp.	32,964	4,060,506
Cinemark Holdings, Inc.	10,094	403,659
Cirrus Logic, Inc.(a)	816	34,329
Cisco Systems, Inc.	44,290	2,391,217
Citigroup, Inc.	21,646	1,346,814
Citizens Financial Group, Inc.	97,838	3,179,735
CMS Energy Corp.	1,435	79,700
CNO Financial Group, Inc.	846	13,688
Comcast Corp., Class A	68,152	2,724,717
ConocoPhillips	24,663	1,646,009
CoreSite Realty Corp.	205	21,939
Cornerstone OnDemand, Inc.(a)	329	18,023
Corning, Inc.	4,007	132,632
Costco Wholesale Corp.	195	47,217
Crane Co.	13,716	1,160,648

Security	Shares	Value

United States (continued)
Cullen/Frost Bankers, Inc.	1,293	$125,512
Cypress Semiconductor Corp.	2,894	43,178
Danaher Corp.	4,620	609,932
Darden Restaurants, Inc.	2,563	311,328
Dell Technologies, Inc., Class C(a)	21,302	1,250,214
Devon Energy Corp.	1,211	38,219
DexCom, Inc.(a)	321	38,231
Discover Financial Services	27,099	1,928,365
Domino’s Pizza, Inc.	1,093	282,103
Dropbox, Inc., Class A(a)	22,581	492,266
EastGroup Properties, Inc.	893	99,695
Eastman Chemical Co.	6,638	503,691
Eaton Corp. PLC	6,293	506,964
Equity LifeStyle Properties, Inc.	3,831	437,883
Estee Lauder Cos., Inc., Class A	3,564	590,020
Evercore, Inc., Class A	1,527	138,957
Evergy, Inc.	7,267	421,849
Extended Stay America, Inc.	40,180	721,231
Exxon Mobil Corp.	6,567	530,614
Facebook, Inc., Class A(a)	21,825	3,638,009
FactSet Research Systems, Inc.	1,103	273,842
Fidelity National Financial, Inc.	972	35,527
Fidelity National Information Services, Inc.	20,193	2,283,828
Fifth Third Bancorp	29,832	752,363
First American Financial Corp.	7,737	398,455
First Horizon National Corp.	5,121	71,592
First Industrial Realty Trust, Inc.	1,158	40,947
Fluor Corp.	2,127	78,274
Fortinet, Inc.(a)	2,253	189,184
Garmin Ltd.	4,349	375,536
GATX Corp.	241	18,405
General Mills, Inc.	335	17,336
Genpact Ltd.	11,215	394,544
Gilead Sciences, Inc.	12,895	838,304
GoDaddy, Inc., Class A(a)	17,210	1,294,020
H&R Block, Inc.	37,325	893,560
Halliburton Co.	7,799	228,511
Hartford Financial Services Group, Inc.	6,638	330,041
HCA Healthcare, Inc.	248	32,334
Herbalife Nutrition Ltd.(a)	4,315	228,652
Hershey Co.	4,011	460,583
Hill-Rom Holdings, Inc.	169	17,890
Home Depot, Inc.	6,482	1,243,831
Host Hotels & Resorts, Inc.	11,798	222,982
HP, Inc.	123,974	2,408,815
HubSpot, Inc.(a)	210	34,904
Humana, Inc.	171	45,486
Huntington Bancshares, Inc.	52,329	663,532
Iberiabank Corp.	808	57,942
IDACORP, Inc.	1,825	181,661
IDEXX Laboratories, Inc.(a)	1,859	415,672
Incyte Corp.(a)	1,775	152,668

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ingersoll-Rand PLC	6,696	$722,833
Inogen, Inc.(a)	175	16,690
Insperity, Inc.	7,275	899,626
Intel Corp.	31,587	1,696,222
International Business Machines Corp.	328	46,281
Interpublic Group of Cos., Inc.	117,368	2,465,902
Intuit, Inc.	3,165	827,363
Invesco Ltd.	2,573	49,685
Investors Bancorp, Inc.	2,050	24,293
J.M. Smucker Co.	498	58,017
j2 Global, Inc.	301	26,067
Johnson & Johnson	44,070	6,160,545
JPMorgan Chase & Co.	52,946	5,359,724
KAR Auction Services, Inc.	5,862	300,779
Kellogg Co.	13,638	782,548
Kilroy Realty Corp.	450	34,182
Kinder Morgan, Inc.	103,365	2,068,334
Kohl’s Corp.	19,583	1,346,723
Lamar Advertising Co., Class A	1,387	109,934
Landstar System, Inc.	11,755	1,285,879
Las Vegas Sands Corp.	4,801	292,669
Lennox International, Inc.	686	181,378
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	1,124	42,982
Lincoln National Corp.	9,393	551,369
LogMeIn, Inc.	1,427	114,303
Lululemon Athletica, Inc.(a)	2,523	413,444
Lyft, Inc.(a)	15,141	1,185,389
Macquarie Infrastructure Corp.	4,184	172,464
Manhattan Associates, Inc.(a)	659	36,317
Masimo Corp.(a)	1,485	205,346
Mastercard, Inc., Class A	10,151	2,390,053
Match Group, Inc.	480	27,173
McKesson Corp.	9,932	1,162,640
MDU Resources Group, Inc.	2,847	73,538
Merck & Co., Inc.	33,339	2,772,805
MetLife, Inc.	6,595	280,749
Microsoft Corp.	48,179	5,682,231
Moelis & Co., Class A	2,231	92,832
Morgan Stanley	86,319	3,642,662
Motorola Solutions, Inc.	3,788	531,911
National Instruments Corp.	15,966	708,252
Netflix, Inc.(a)	420	149,755
New Relic, Inc.(a)	3,776	372,691
Newmont Mining Corp.	5,694	203,674
NIKE, Inc., Class B	36,619	3,083,686
Nordstrom, Inc.	12,194	541,170
NorthWestern Corp.	490	34,501
Nu Skin Enterprises, Inc., Class A	4,495	215,131
OGE Energy Corp.	1,010	43,551
Omnicom Group, Inc.	2,482	181,161
Oracle Corp.	56,250	3,021,187
Outfront Media, Inc.	11,149	260,887
PACCAR, Inc.	13,650	930,111

Security	Shares	Value

United States (continued)
PacWest Bancorp	30,241	$1,137,364
Palo Alto Networks, Inc.(a)	436	105,896
Park Hotels & Resorts, Inc.	45,716	1,420,853
Patterson Cos., Inc.	735	16,060
Paychex, Inc.	15,180	1,217,436
Paylocity Holding Corp.(a)	196	17,481
PayPal Holdings, Inc.(a)	1,155	119,935
Pegasystems, Inc.	314	20,410
Penske Automotive Group, Inc.	3,474	155,114
PepsiCo, Inc.	24,681	3,024,657
Performance Food Group Co.(a)	313	12,407
Pfizer, Inc.	17,276	733,712
Philip Morris International, Inc.	25,056	2,214,700
Phillips 66	15,895	1,512,727
Pinnacle Financial Partners, Inc.	1,234	67,500
Planet Fitness, Inc., Class A(a)	592	40,682
Portland General Electric Co.	5,869	304,249
PotlatchDeltic Corp.	2	76
PPL Corp.	46,289	1,469,213
Prologis, Inc.	38,693	2,783,961
Prosperity Bancshares, Inc.	250	17,265
Prudential Financial, Inc.	23,947	2,200,250
Pure Storage, Inc., Class A(a)	6,524	142,158
QUALCOMM, Inc.	27,158	1,548,821
Quest Diagnostics, Inc.	18,428	1,657,046
Raytheon Co.	8,368	1,523,645
Realty Income Corp.	17,148	1,261,407
Red Hat, Inc.(a)	1,762	321,917
Regeneron Pharmaceuticals, Inc.(a)	791	324,800
Regions Financial Corp.	18,005	254,771
Reliance Steel & Aluminum Co.	896	80,873
RingCentral, Inc., Class A(a)	1,634	176,145
RLJ Lodging Trust	44,185	776,330
Robert Half International, Inc.	12,734	829,747
Rockwell Automation, Inc.	14,240	2,498,550
Ryder System, Inc.	20,488	1,270,051
Ryman Hospitality Properties, Inc.	2,824	232,246
salesforce.com, Inc.(a)	22,892	3,625,406
SBA Communications Corp.(a)	424	84,656
Seattle Genetics, Inc.(a)	1,280	93,747
ServiceNow, Inc.(a)	2,440	601,436
Silicon Laboratories, Inc.(a)(b)	316	25,552
Simon Property Group, Inc.	9,404	1,713,503
Sinclair Broadcast Group, Inc., Class A	12,763	491,120
Sirius XM Holdings, Inc.	252,195	1,429,946
SL Green Realty Corp.	9,738	875,641
Snap-on, Inc.	15,923	2,492,268
Spirit Realty Capital, Inc.	347	13,786
Splunk, Inc.(a)	988	123,105
STAG Industrial, Inc.	888	26,329
Steel Dynamics, Inc.	7,350	259,234
Stryker Corp.	5,101	1,007,550
Sunstone Hotel Investors, Inc.	15,895	228,888
Synchrony Financial	20,003	638,096

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Synovus Financial Corp.	4,416	$151,734
Tableau Software, Inc., Class A(a)	3,353	426,770
Target Corp.	26,788	2,150,005
TD Ameritrade Holding Corp.	10,059	502,849
TEGNA, Inc.	1,420	20,022
Telephone & Data Systems, Inc.	2,165	66,530
Teradyne, Inc.	2,398	95,536
Texas Instruments, Inc.	1,791	189,971
TJX Cos., Inc.	8,255	439,249
Travelers Cos., Inc.	12,365	1,695,983
TripAdvisor, Inc.(a)	641	32,979
Twitter, Inc.(a)	1,704	56,028
U.S. Bancorp	4,966	239,312
Umpqua Holdings Corp.	1,916	31,614
United Therapeutics Corp.(a)	511	59,976
UnitedHealth Group, Inc.	18,237	4,509,281
Unum Group	67,638	2,288,194
Valero Energy Corp.	2,399	203,507
Veeva Systems, Inc., Class A(a)	3,322	421,429
VeriSign, Inc.(a)	9,773	1,774,386
Verizon Communications, Inc.	18,340	1,084,444
Vertex Pharmaceuticals, Inc.(a)	2,531	465,577
VF Corp.	4,075	354,158
Viacom, Inc., Class B	1,828	51,312
Visa, Inc., Class A	26,487	4,137,005
VMware, Inc., Class A	3,124	563,913
Vulcan Materials Co.	579	68,554
W.W. Grainger, Inc.	1,128	339,449
Walt Disney Co.	977	108,476
Watsco, Inc.	635	90,938
WellCare Health Plans, Inc.(a)	490	132,178
Wells Fargo & Co.	92,421	4,465,783
Western Alliance Bancorp(a)	331	13,584
Western Union Co.	52,123	962,712
Westrock Co.	67,783	2,599,478
Whirlpool Corp.	296	39,335
Workday, Inc., Class A(a)	861	166,044
Wyndham Destinations, Inc.	405	16,398
Xcel Energy, Inc.	4,949	278,183
XPO Logistics, Inc.(a)	318	17,089
Yelp, Inc.(a)	8,003	276,103
Zendesk, Inc.(a)	766	65,110
Zoetis, Inc.	8,556	861,333

		235,682,313

Total Common Stocks — 96.5% (Cost — $419,707,173)		441,291,054

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.6%

Brazil — 0.6%
Banco Bradesco SA, Preference Shares, 0.00%(a)	62,823	$688,986
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%	1,500	19,500
Cia Paranaense de Energia, Preference ‘B’ Shares, 0.00%	7,100	66,007
Gerdau SA, Preference Shares, 0.00%	9,800	37,895
Itau Unibanco Holding SA, Preference Shares, 0.00%	213,855	1,880,554

		2,692,942

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, 0.00%	81,693	51,021

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,243	39,801

Total Preferred Stocks — 0.6% (Cost — $2,721,826)		2,783,764

Total Long-Term Investments — 97.1% (Cost — $422,428,999)		444,074,818

Short-Term Securities — 2.9%

Money Market — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(e)(g)	2,161,757	2,161,757
SL Liquidity Series, LLC, Money Market Series,
2.67%(e)(f)(g)	311,827	311,889

Total Money Market — 0.6% (Cost — $2,473,618)		2,473,646

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Time Deposits — 2.3%

Australia — 0.2%
Brown Brothers Harriman & Co., 0.77%, 04/01/19	AUD	1,442	$1,023,977

Canada — 0.1%
Brown Brothers Harriman & Co., 0.80%, 04/01/19	CAD	337	252,541

Europe — 1.0%
Citibank, New York, (0.57%), 04/01/19	EUR	3,934	4,412,444

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 1.42%, 04/01/19	HKD	882	112,326

Japan — 0.5%
Brown Brothers Harriman & Co., 0.40%, 04/01/19	NOK	6,288	728,999
Sumitomo Bank Tokyo, (0.27%), 04/01/19	JPY	163,248	1,472,961

			2,201,960

Security	Par (000)		Value

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.90%, 04/01/19	SGD	116	$85,735

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.07%, 04/01/19	ZAR	75	5,229

Sweden — 0.0%
Brown Brothers Harriman & Co., (0.39%), 04/01/19	SEK	18	1,942

United Kingdom — 0.5%
Citibank, New York, 0.37%, 04/01/19	GBP	1,828	2,380,898

Total Time Deposits — 2.3% (Cost — $10,477,054)			10,477,052

Total Short-Term Securities — 2.9% (Cost — $12,950,672)			12,950,698

Total Investments — 100.0% (Cost — $435,379,671)			457,025,516

Other Assets Less Liabilities — 0.0%			87,032

Net Assets — 100.0%			$457,112,548

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2018	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,847,320	(7,685,563)	2,161,757	$2,161,757	$5,859		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,423,052	(3,111,225)	311,827	311,889	16,555	(b)	1,998	(10)

				$2,473,646	$22,414		$1,998	$(10)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipts

AGC — Assured Guarantee Corp.

CVA — Certificaten Van Aandelen (Dutch Certificate)

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	17	06/13/19	$1,631	$(16,637)
S&P/TSX 60 Index	3	06/20/19	430	279
SPI 200 Index	3	06/20/19	329	(1,106)
Euro Stoxx 50 Index	55	06/21/19	2,019	20,993
FTSE 100 Index	8	06/21/19	751	10,875
MSCI Emerging Markets E-Mini Index	20	06/21/19	1,057	2,546
S&P 500 E-Mini Index	47	06/21/19	6,669	96,795

				$113,745

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$189,652	$11,336,780	$—	$11,526,432
Austria	30,004	388,876	—	418,880
Belgium	—	3,305,676	—	3,305,676
Brazil	2,987,187	—	—	2,987,187
Canada	16,684,812	—	—	16,684,812
China	3,206,398	12,725,757	—	15,932,155
Czech Republic	—	112,594	—	112,594
Denmark	—	3,971,237	—	3,971,237
Finland	—	1,620,516	—	1,620,516
France	—	11,657,962	—	11,657,962
Germany	601,029	9,164,608	—	9,765,637
Hong Kong	99,012	5,365,681	47,083	5,511,776
Hungary	—	2,183,972	—	2,183,972
India	—	4,724,553	—	4,724,553
Indonesia	—	472,614	—	472,614
Ireland	3,807,723	145,511	—	3,953,234
Israel	1,179,772	—	—	1,179,772
Italy	—	5,809,479	—	5,809,479
Japan	—	28,841,642	—	28,841,642
Luxembourg	22,680	110,412	—	133,092
Malaysia	—	343,116	—	343,116
Mexico	3,634,659	—	—	3,634,659
Netherlands	—	11,207,765	—	11,207,765
New Zealand	—	66,524	—	66,524
Norway	—	4,547,209	—	4,547,209
Poland	—	2,060,198	—	2,060,198
Portugal	—	14,838	—	14,838
Russia	41,671	1,364,509	—	1,406,180
Singapore	—	1,704,867	—	1,704,867
South Africa	36,777	1,442,344	—	1,479,121
South Korea	—	2,518,466	—	2,518,466
Spain	162	3,959,445	—	3,959,607
Sweden	—	1,644,195	—	1,644,195
Switzerland	—	14,719,279	—	14,719,279
Taiwan	—	5,286,772	—	5,286,772
Thailand	14,144	810,769	—	824,913
Turkey	50,113	1,491,982	—	1,542,095
United Kingdom	647,664	17,208,051	—	17,855,715
United States	235,682,313	—	—	235,682,313
Preferred Stocks	2,743,963	39,801	—	2,783,764
Money Market	2,161,757	—	—	2,473,646
Time Deposits	—	10,477,052	—	10,477,052

	$273,821,492	$182,845,052	$47,083	$456,713,627

Investments Valued at NAV(a)				311,889

				$457,025,516

Derivative Financial Instruments(b)
Assets:
Equity contracts	$131,488	$—	$—	$131,488

Liabilities:
Equity contracts	$(17,743)	$—	$—	$(17,743)

(a)	As of March 31, 2019, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019 there were no transfers between Levels.

14